Loans to and Investments in Associated Companies - Activity Related to Other Transactions with Jefferies Finance (Details) - Jefferies Finance - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Schedule of Equity Method Investments [Line Items]
Origination and syndication fee revenues	$ 410.5	$ 198.1	$ 176.3
Origination fee expenses	66.8	27.3	27.6
CLO placement fee revenues	5.7	1.7	6.0
Underwriting fees	2.5	1.7	3.9
Service fees	$ 85.1	$ 65.1	$ 60.8